Segment Information (Details)	12 Months Ended
Dec. 31, 2025 Segments
Segment Information [Abstract]
Operating segments	4
CODM description	The CODM assesses performance for the Company, monitors budget versus actual results, and determines how to allocate resources based on consolidated net income as reported in the consolidated statements of operations and comprehensive income.
Reportable segment	true